Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Related Party Transactions
Related Party Transactions

Note 12—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 private placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 private placement (see Note 7).  The note was non-interest bearing.

The Company’s Chairman of the Board of Directors is also a Director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the First and Second Amendments (and related warrants) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.

Note 11—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 private placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400 related to this note.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 private placement (see Note 7).  The note was non-interest bearing.  The outstanding balance of this loan as of July 31, 2010 was $14,367.

The Company’s Chairman of the Board of Directors is also a Director and the Executive Chairman of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5, while performing his duties as Executive Chairman of Inovio.